UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2022
Semiannual
Report
Fund Name Class A Class C Class I
Nuveen Minnesota Intermediate Municipal Bond Fund FAMAX NIBCX FAMTX
Nuveen Minnesota Municipal Bond Fund FJMNX NTCCX FYMNX
Nuveen Nebraska Municipal Bond Fund FNTAX NAAFX FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund FOTAX NAFOX FORCX

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 7
Yields 16
Expense Examples 18
Portfolios of Investments 20
Statement of Assets and Liabilities 60
Statement of Operations 61
Statement of Changes in Net Assets 62
Financial Highlights 64
Notes to Financial Statements 72
Additional Fund Information 84
Glossary of Terms Used in this Report 85
Liquidity Risk Management Program 87

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until their zero-COVID policy effectively ended in December 2022. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.25% over a nine-
month span to a range of 4.25% to 4.50% by year-end. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook.
However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 20, 2023

Important Notices

For Shareholders of
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 2/25/94 (0.61)% (6.77)% 1.02% 1.58% 0.80%
Class A Shares at maximum Offering Price 2/25/94 (3.54)% (9.58)% 0.41% 1.28% —
S&P Municipal Bond Intermediate Index — (0.48)% (6.76)% 1.60% 1.99% —
Lipper Other States Intermediate Municipal Debt
Funds Classification Average — (0.94)% (7.21)% 0.76% 0.99% —
Class I Shares 2/25/94 (0.52)% (6.53)% 1.22% 1.79% 0.60%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (1.03)% (7.49)% 0.23% 1.15% 1.60%
Class C Shares at maximum Offering Price 2/10/14 (2.01)% (7.49)% 0.23% 1.15% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99.8%
Other Assets Less Liabilities 0.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 100.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 27.6%
Education and Civic
Organizations 18.4%
Health Care 16.9%
Tax Obligation/Limited 11.2%
Long-Term Care 10.7%
Transportation 6.3%
Utilities 4.6%
Other 4.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 11.4%
AA 35.1%
A 23.8%
BBB 5.1%
BB or Lower 5.3%
N/R (not rated) 15.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Minnesota Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Minnesota Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 7/11/88 (2.27)% (9.62)% 0.79% 1.75% 0.77%
Class A Shares at maximum Offering Price 7/11/88 (6.41)% (13.41)% (0.07)% 1.31% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Minnesota Index — (1.50)% (7.23)% 1.40% 1.90% —
Lipper Minnesota Municipal Debt Funds
Classification Average — (2.32)% (9.37)% 0.59% 1.28% —
Class I Shares 8/01/97 (2.26)% (9.52)% 0.98% 1.94% 0.57%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.67)% (10.36)% (0.02)% 1.64% 1.57%
Class C Shares at maximum Offering Price 2/10/14 (3.63)% (10.36)% (0.02)% 1.64% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .6%
Other Assets Less Liabilities 0.4%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 97.9%
Puerto Rico 1.9%
Guam 0.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 22.3%
Health Care 18.7%
Education and Civic
Organizations 17.1%
Tax Obligation/Limited 10.6%
Utilities 10.5%
Long-Term Care 8.8%
Transportation 8.7%
Other 3.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 9.7%
AA 31.1%
A 31.5%
BBB 4.2%
BB or Lower 7.9%
N/R (not rated) 14.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Nebraska Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Nebraska Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 2/28/01 (2.42)% (11.07)% 0.34% 1.12% 0.88% 0.82%
Class A Shares at maximum Offering
Price 2/28/01 (6.52)% (14.83)% (0.53)% 0.68% — —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% — —
S&P Municipal Bond Nebraska Index — (1.48)% (8.17)% 1.26% 1.94% — —
Lipper Other States Municipal Debt
Funds Classification Average — (2.22)% (9.43)% 0.64% 1.18% — —
Class I Shares 2/28/01 (2.40)% (10.94)% 0.52% 1.30% 0.68% 0.62%
Total Returns as of
November 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class C Shares at NAV 2/10/14 (2.82)% (11.83)% (0.48)% 1.06% 1.68% 1.62%
Class C Shares at maximum Offering
Price 2/10/14 (3.79)% (11.83)% (0.48)% 1.06% – —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .5%
Other Assets Less Liabilities 1.5%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Nebraska 93.3%
Guam 2.5%
Puerto Rico 2.5%
Virgin Islands 1.1%
Wisconsin 0.2%
California 0.2%
Hawaii 0.1%
Ohio 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 40.2%
Utilities 17.2%
Tax Obligation/Limited 10.7%
Health Care 8.1%
Education and Civic
Organizations 7.7%
U.S. Guaranteed 6.0%
Transportation 5.0%
Other 5.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.0%
AAA 1.0%
AA 63.2%
A 20.2%
BBB 3.8%
BB or Lower 1.1%
N/R (not rated) 4.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Nebraska personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 2/01/99 (0.86)% (7.67)% 0.84% 1.18% 0.81%
Class A Shares at maximum Offering Price 2/01/99 (3.79)% (10.45)% 0.24% 0.87% —
S&P Municipal Bond Intermediate Index — (0.48)% (6.76)% 1.60% 1.99% —
Lipper Other States Intermediate Municipal Debt
Funds Classification Average — (0.94)% (7.21)% 0.76% 0.99% —
Class I Shares 8/08/97 (0.76)% (7.45)% 1.05% 1.38% 0.61%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (1.27)% (8.47)% 0.03% 0.80% 1.61%
Class C Shares at maximum Offering Price 2/10/14 (2.25)% (8.47)% 0.03% 0.80% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .4%
Other Assets Less Liabilities 0.6%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Oregon 93.2%
Guam 3.3%
Puerto Rico 2.4%
Virgin Islands 1.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 45.3%
Health Care 15.2%
Tax Obligation/Limited 10.2%
Utilities 9.3%
Long-Term Care 6.7%
Education and Civic
Organizations 4.6%
Transportation 4.6%
Other 4.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.0%
AAA 4.3%
AA 58.2%
A 16.2%
BBB 7.2%
BB or Lower 2.6%
N/R (not rated) 9.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Oregon personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7
– Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.46% 1.75% 2.74%
SEC 30-Day Yield 2.99% 2.30% 3.28%
Taxable-Equivalent Yield (50.7%)
2
6.06% 4.66% 6.64%
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.96% 2.31% 3.26%
SEC 30-Day Yield 3.38% 2.75% 3.73%
Taxable-Equivalent Yield (50.7%)
2
6.86% 5.58% 7.57%
Nuveen Nebraska Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.84% 1.18% 2.16%
SEC 30-Day Yield - Subsidized 2.94% 2.30% 3.27%
SEC 30-Day Yield - Unsubsidized 2.99% 2.21% 3.18%
Taxable-Equivalent Yield - Subsidized (47.6%)
2
5.58% 4.37% 6.21%
Taxable-Equivalent Yield - Unsubsidized (47.6%)
2
5.68% 4.19% 6.04%

Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.11% 1.44% 2.36%
SEC 30-Day Yield 2.75% 2.05% 3.03%
Taxable-Equivalent Yield (50.7%)
2
5.58% 4.16% 6.14%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2022.
The beginning of the period is June 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 993.90 $ 989.72 $ 994.81
Expenses Incurred During the Period $ 4.00 $ 7.98 $ 3.00
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.06 $ 1,017.05 $ 1,022.06
Expenses Incurred During the Period $ 4.05 $ 8.09 $ 3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 977.26 $ 973.30 $ 977.39
Expenses Incurred During the Period $ 3.92 $ 7.87 $ 2.92
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.11 $ 1,017.10 $ 1,022.11
Expenses Incurred During the Period $ 4.00 $ 8.04 $ 2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Nebraska Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 975.84 $ 971.79 $ 975.95
Expenses Incurred During the Period $ 4.06 $ 8.01 $ 3.07
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.96 $ 1,016.95 $ 1,021.96
Expenses Incurred During the Period $ 4.15 $ 8.19 $ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 991.44 $ 987.35 $ 992.44
Expenses Incurred During the Period $ 4.14 $ 8.12 $ 3.15
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.91 $ 1,016.90 $ 1,021.91
Expenses Incurred During the Period $ 4.20 $ 8.24 $ 3.19
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63% and 0.63% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.8%
X 343,392,249 MUNICIPAL BONDS - 99.8%
X 343,392,249
Education and Civic Organizations - 18.4%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 425 3.000%, 8/01/23 No Opt. Call BB+ $ 420,015
720 3.500%, 8/01/25 No Opt. Call BB+ 692,122
130 4.000%, 8/01/28 8/26 at 100.00 BB+ 122,179
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 N/R 914,579
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 N/R 99,719
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 966,470
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 BB+ 191,408
710 5.250%, 7/01/37 7/25 at 100.00 BB+ 710,809
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
465 4.000%, 7/01/23 No Opt. Call BB+ 463,930
300 4.000%, 7/01/24 No Opt. Call BB+ 297,726
135 4.000%, 7/01/25 No Opt. Call BB+ 132,948
130 4.000%, 7/01/26 7/25 at 100.00 BB+ 126,987
300 4.000%, 7/01/27 7/25 at 100.00 BB+ 290,703
370 4.000%, 7/01/28 7/25 at 100.00 BB+ 355,296
230 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 N/R 221,971
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
1/23 at 102.00 BB+ 647,786
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
860 4.500%, 7/01/26 No Opt. Call N/R 835,335
40 5.000%, 7/01/36 7/26 at 100.00 N/R 36,527
1,485 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call BB+ 1,436,322
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 888,557
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 N/R 951,820
500 5.000%, 7/01/36 7/26 at 100.00 N/R 467,640
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 N/R 1,407,445
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 1,387,411
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 Aa1 1,060,249
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 BB+ 2,813,076
655 5.000%, 5/01/37 5/27 at 100.00 BB+ 641,795
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 Aa2 1,651,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 100 3.000%, 12/01/22 No Opt. Call Baa2 $ 100,000
140 3.000%, 12/01/23 No Opt. Call Baa2 139,310
105 4.000%, 12/01/24 No Opt. Call Baa2 105,784
310 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Scholastica, Inc., Series 2012-7R, 3.375%, 12/01/22
No Opt. Call Baa2 310,000
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
500 5.000%, 10/01/23 No Opt. Call A3 508,985
1,000 4.250%, 10/01/28 10/23 at 100.00 A3 1,007,960
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
100 4.000%, 3/01/29 No Opt. Call Aa3 106,319
150 4.000%, 3/01/30 No Opt. Call Aa3 160,293
160 4.000%, 3/01/31 No Opt. Call Aa3 172,237
140 4.000%, 3/01/32 3/31 at 100.00 Aa3 149,451
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 Aa3 1,259,025
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 Baa1 1,318,548
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 A2 509,470
200 4.000%, 10/01/34 10/30 at 100.00 A2 200,040
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 A2 665,980
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 A1 1,057,110
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 844,720
1,000 4.000%, 10/01/50 10/30 at 100.00 A1 939,000
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 A2 808,797
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 4/23 at 100.00 A2 2,007,080
775 4.000%, 4/01/26 4/23 at 100.00 A2 777,650
300 4.000%, 4/01/27 4/23 at 100.00 A2 301,005
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 A2 758,302
525 4.000%, 10/01/35 10/27 at 100.00 A2 527,846
450 4.000%, 10/01/36 10/27 at 100.00 A2 449,446
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 4.000%, 10/01/31
10/29 at 100.00 A2 1,024,690
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 A2 965,910
1,000 5.000%, 10/01/47 10/30 at 100.00 A2 1,044,820
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 471,429
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 740,666
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 AA- 1,188,887

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
$ 980 4.000%, 12/01/30 12/25 at 100.00 Baa1 $ 982,705
1,060 4.000%, 12/01/32 12/25 at 100.00 Baa1 1,059,576
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 BB- 894,075
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 N/R 57,562
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 N/R 714,814
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 BB+ 3,024,022
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 N/R 190,844
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 BB+ 298,708
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 BB 845,927
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
55 4.000%, 7/01/23 No Opt. Call BB 54,794
700 5.000%, 7/01/33 7/23 at 100.00 BB 690,361
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
3/23 at 100.00 BB 246,501
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 N/R 2,601,085
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 Aa1 1,011,970
1,000 4.000%, 1/01/32 1/24 at 100.00 Aa1 1,011,600
1,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 1,005,080
University of Minnesota, General Obligation Bonds, Series
2019A:
1,310 5.000%, 4/01/29 No Opt. Call Aa1 1,481,531
5,000 5.000%, 4/01/44 4/29 at 100.00 Aa1 5,404,650
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
120 3.750%, 6/01/26 6/24 at 100.00 N/R 113,473
10 4.500%, 6/01/36 6/24 at 100.00 N/R 8,396
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 BB- 634,144
63,390 Total Education and Civic Organizations 63,185,083
Health Care - 16.8%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 N/R 3,363,968
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 BBB 1,122,854
1,040 4.000%, 4/01/32 4/27 at 100.00 BBB 1,008,478
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 N/R 1,028,928

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
$ 1,045 5.000%, 2/15/33 2/28 at 100.00 A- $ 1,103,144
255 4.250%, 2/15/38 2/28 at 100.00 A- 255,808
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 BBB- 613,481
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 BBB- 223,922
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 BBB- 1,428,462
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 1/23 at 100.00 BBB 659,967
400 4.000%, 4/01/26 1/23 at 100.00 BBB 399,320
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 Baa1 2,064,340
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 Baa1 516,864
405 5.000%, 5/01/32 5/27 at 100.00 Baa1 420,524
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 AA- 462,569
1,500 4.000%, 11/15/38 11/31 at 100.00 AA- 1,472,130
3,000 4.000%, 11/15/39 11/31 at 100.00 AA- 2,933,940
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 A 1,242,776
1,100 5.000%, 11/15/29 11/25 at 100.00 A 1,148,367
1,000 5.000%, 11/15/30 11/25 at 100.00 A 1,041,680
2,000 5.000%, 11/15/32 11/25 at 100.00 A 2,075,840
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,390 5.000%, 11/15/35 11/28 at 100.00 A 3,576,382
2,100 5.000%, 11/15/36 11/28 at 100.00 A 2,209,326
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,560 5.000%, 11/15/29 No Opt. Call AA 2,908,160
1,000 5.000%, 11/15/33 No Opt. Call AA 1,176,110
2,300 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 4.000%, 11/15/39
11/32 at 100.00 AA 2,354,556
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA- 2,001,461
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
3,720 5.000%, 7/01/28 7/25 at 100.00 A 3,870,288
1,550 5.000%, 7/01/30 7/25 at 100.00 A 1,606,947
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,032,960
3,420 5.000%, 7/01/33 7/25 at 100.00 A 3,527,867
1,000 4.000%, 7/01/35 7/25 at 100.00 A 991,510

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
$ 1,000 5.000%, 11/15/28 11/27 at 100.00 A $ 1,071,040
1,000 5.000%, 11/15/34 11/27 at 100.00 A 1,050,010
1,745 4.000%, 11/15/35 11/27 at 100.00 A 1,735,577
625 4.000%, 11/15/36 11/27 at 100.00 A 612,675
1,305 4.000%, 11/15/37 11/27 at 100.00 A 1,267,351
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 A 1,227,312
1,140 5.000%, 9/01/29 9/24 at 100.00 A 1,162,492
56,485 Total Health Care 57,969,386
Housing/Multifamily - 0.2%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
1/23 at 100.00 Aaa 500,675
Housing/Single Family - 0.4%
160 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
12/22 at 100.00 AA+ 160,070
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 AA+ 119,327
265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.350%, 7/01/23, (AMT)
No Opt. Call AA+ 262,300
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
675 1.850%, 1/01/29 No Opt. Call AA+ 613,440
405 1.900%, 7/01/29 No Opt. Call AA+ 366,395
1,625 Total Housing/Single Family 1,521,532
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
6/23 at 100.00 A+ 1,007,460
Long-Term Care - 10.7%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 N/R 208,488
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call N/R 223,596
240 4.000%, 9/01/28 No Opt. Call N/R 234,799
270 4.000%, 9/01/31 9/28 at 102.00 N/R 252,315
465 4.000%, 9/01/36 9/28 at 102.00 N/R 416,138
440 4.000%, 9/01/41 9/28 at 102.00 N/R 376,270
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/23 at 102.00 N/R 932,300
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 Baa1 1,025,070
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 N/R 90,789
100 4.000%, 9/01/30 9/26 at 102.00 N/R 88,656
100 4.000%, 9/01/31 9/26 at 102.00 N/R 86,533
100 4.000%, 9/01/32 9/26 at 102.00 N/R 84,403
155 4.000%, 9/01/33 9/26 at 102.00 N/R 128,523
100 4.000%, 9/01/34 9/26 at 102.00 N/R 81,608

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
8/23 at 100.00 N/R $ 817,910
1,110 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
1/23 at 100.00 N/R 962,170
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 N/R 285,984
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
1/23 at 101.00 N/R 209,016
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/23 at 100.00 N/R 171,616
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 1/23 at 100.00 N/R 933,130
500 5.000%, 1/01/34 1/23 at 100.00 N/R 426,520
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 1/23 at 100.00 N/R 2,246,002
1,100 5.000%, 8/01/36, 144A 1/23 at 100.00 N/R 1,070,201
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 N/R 405,240
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/23 at 100.00 N/R 1,398,738
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 N/R 174,886
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 N/R 81,956
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
955 5.000%, 11/15/24 1/23 at 100.00 N/R 937,094
1,650 4.750%, 11/15/28 1/23 at 100.00 N/R 1,523,065
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project, Series
2015:
425 4.750%, 11/01/28 5/23 at 100.00 N/R 406,589
750 5.250%, 11/01/45 5/23 at 100.00 N/R 683,003
Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series
2019:
190 2.900%, 8/01/23 No Opt. Call N/R 187,066
100 3.100%, 8/01/25 8/24 at 101.00 N/R 94,264
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call N/R 380,247
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 N/R 746,340
805 4.000%, 8/01/27 8/25 at 100.00 N/R 770,538
2,000 4.000%, 8/01/30 8/25 at 100.00 N/R 1,831,940
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 N/R 345,056
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 N/R 829,270
2,760 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 2,550,378
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call Baa2 510,730
1,015 5.000%, 12/01/26 No Opt. Call Baa2 1,041,583

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
$ 160 3.100%, 11/01/31, 144A 11/26 at 102.00 N/R $ 128,222
625 3.150%, 11/01/32, 144A 11/26 at 102.00 N/R 490,913
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 N/R 492,690
550 3.700%, 9/01/28 9/24 at 100.00 N/R 538,257
350 3.800%, 9/01/29 9/24 at 100.00 N/R 339,826
565 3.900%, 9/01/30 9/24 at 100.00 N/R 541,213
320 4.125%, 9/01/34 9/24 at 100.00 N/R 297,213
1,590 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call N/R 1,600,542
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,086,620
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
50 2.450%, 3/01/23 No Opt. Call N/R 49,668
120 2.700%, 3/01/26 3/25 at 101.00 N/R 110,360
335 2.950%, 3/01/28 3/25 at 101.00 N/R 293,979
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 N/R 164,764
300 3.125%, 8/01/28 8/24 at 102.00 N/R 279,564
300 3.250%, 8/01/29 8/24 at 102.00 N/R 277,293
225 3.375%, 8/01/30 8/24 at 102.00 N/R 205,443
600 5.000%, 8/01/31 8/24 at 102.00 N/R 603,144
450 5.000%, 8/01/32 8/24 at 102.00 N/R 451,611
250 5.000%, 8/01/33 8/24 at 102.00 N/R 250,480
555 5.000%, 8/01/34 8/24 at 102.00 N/R 555,327
250 5.000%, 8/01/35 8/24 at 102.00 N/R 249,518
500 4.000%, 8/01/44 8/24 at 102.00 N/R 411,205
39,325 Total Long-Term Care 36,667,872
Tax Obligation/General - 27.5%
2,000 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa1 2,219,920
1,475 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 AAA 1,444,291
1,405 Benson Independent School District 777, Minnesota, General Obligation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 AAA 1,469,518
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 AAA 3,438,424
1,000 4.000%, 2/01/33 2/27 at 100.00 AAA 1,036,980
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 Aa1 2,192,662
1,720 4.000%, 2/01/37 2/27 at 100.00 Aa1 1,737,991
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 AA 2,023,120
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa1 1,011,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,055 Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/28 at 100.00 AAA $ 1,110,598
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 AAA 1,319,450
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 Aa1 967,537
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 Aa1 3,301,326
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 AAA 1,606,194
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 AA+ 2,611,315
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 Aa1 2,811,469
1,075 4.000%, 2/01/28 2/26 at 100.00 Aa1 1,119,430
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,563,259
Greenway Independent School District 316, Itasca
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2019F:
1,265 0.000%, 2/01/27 2/26 at 97.95 AAA 1,110,392
1,345 0.000%, 2/01/28 2/26 at 95.70 AAA 1,140,775
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 AAA 6,158,667
500 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 502,850
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/35
2/31 at 100.00 AAA 1,763,417
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/23
No Opt. Call A1 100,237
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 AAA 2,710,581
1,980 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/34
2/29 at 100.00 AAA 2,060,447
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 AAA 1,545,860
500 4.000%, 12/01/35 12/26 at 100.00 AAA 510,805
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
8/23 at 100.00 AAA 2,034,040
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28
10/23 at 100.00 AAA 2,014,380
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 AAA 5,313,792
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Refunding
Series 2013H:
525 4.000%, 2/01/25 2/23 at 100.00 Aaa 526,244
600 4.000%, 2/01/26 2/23 at 100.00 Aaa 601,422
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 Aa1 513,635
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 Aa1 1,513,144

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 AAA $ 2,150,655
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa1 828,538
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 Aa1 561,518
1,185 3.000%, 2/01/29 2/24 at 100.00 Aa1 1,187,263
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,553,895
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 Aa1 1,036,232
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 AAA 923,824
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa1 1,252,450
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 Aa1 4,658,579
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 Aa1 1,127,511
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/23 at 100.00 Aa1 575,903
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 Aa1 1,207,859
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 Aa1 1,230,206
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 AA 1,725,925
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 Aa1 1,247,018
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 Aa1 1,383,785
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 Aa1 2,076,100
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa1 2,062,640
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 AAA 947,666
2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 Aa1 2,030,480
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 AAA 1,823,808
92,155 Total Tax Obligation/General 94,697,187

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 11.2%
$ 695 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28
No Opt. Call Aa1 $ 755,986
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 N/R 49,073
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 AAA 1,476,976
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,057,250
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 3/23 at 100.00 N/R 489,486
200 3.800%, 3/01/25 3/23 at 100.00 N/R 196,466
200 4.000%, 3/01/27 3/23 at 100.00 N/R 197,120
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy
Tower Project, Series 2015:
1,115 4.000%, 3/01/25 3/24 at 100.00 N/R 1,100,081
500 5.000%, 3/01/29 3/24 at 100.00 N/R 499,880
340 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/23 at 100.00 N/R 338,895
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 AA+ 1,196,009
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 AA+ 978,586
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019A, 4.000%, 8/01/32
8/29 at 100.00 AA+ 798,621
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 AA+ 3,278,601
1,810 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,921,424
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
755 5.000%, 8/01/33 8/31 at 100.00 AA+ 858,216
880 3.000%, 8/01/37 8/31 at 100.00 AA+ 757,988
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
1,085 5.000%, 8/01/33 8/31 at 100.00 AA+ 1,233,330
3,295 4.000%, 8/01/39 8/31 at 100.00 AA+ 3,289,893
2,385 4.000%, 8/01/40 8/31 at 100.00 AA+ 2,360,959
1,900 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 AA+ 2,080,842
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
1/23 at 100.00 AA+ 1,187,737
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Participation,
Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 A1 596,833
350 3.250%, 2/01/30 2/25 at 100.00 A1 345,681
Plymouth Intermediate District 287, Minnesota, Facilities
Maintenance Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call Aa3 244,320
175 4.000%, 5/01/27 No Opt. Call Aa3 183,141
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call Baa1 1,344,713
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 A1 657,354
725 4.000%, 2/01/38 2/25 at 100.00 A1 724,993
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 AAA 1,668,369
1,020 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/32
2/29 at 100.00 AAA 1,071,551

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 AAA $ 262,899
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 A+ 764,275
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 N/R 3,460,800
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
375 4.000%, 2/01/26 No Opt. Call Baa1 377,216
320 4.000%, 2/01/28 No Opt. Call Baa1 321,104
330 4.000%, 2/01/30 No Opt. Call Baa1 329,918
37,565 Total Tax Obligation/Limited 38,456,586
Transportation - 6.2%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
335 5.000%, 1/01/29 1/24 at 100.00 A+ 341,955
2,000 5.000%, 1/01/30 1/24 at 100.00 A+ 2,041,240
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 A+ 1,094,170
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call A+ 3,151,620
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 A+ 1,855,947
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 A+ 1,066,310
895 5.000%, 1/01/33, (AMT) 7/29 at 100.00 A+ 952,119
550 5.000%, 1/01/34, (AMT) 7/29 at 100.00 A+ 582,697
2,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 2,560,400
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 AA- 1,117,421
2,310 5.000%, 1/01/35 1/27 at 100.00 AA- 2,443,287
180 5.000%, 1/01/36 1/27 at 100.00 AA- 189,608
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
1,000 5.000%, 1/01/32, (AMT) No Opt. Call A+ 1,087,460
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 A+ 914,799
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 A+ 2,088,240
20,410 Total Transportation 21,487,273
U.S. Guaranteed - 3.5% (4)
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa3 583,737
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Olmsted Medical Center Project, Series 2013:
940 3.000%, 7/01/25, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 941,739
515 3.250%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 516,689
Saint Paul Park, Minnesota, Health Facilities Revenue Bonds,
Presbyterian Homes Interlude Transitional Care Projects,
Refunding Series 2018:
510 4.200%, 5/01/33, (Pre-refunded 5/01/23) 5/23 at 102.00 N/R 523,189
1,940 4.750%, 5/01/38, (Pre-refunded 5/01/23) 5/23 at 102.00 N/R 1,994,533
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 1,166,143
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 2,422,397

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 1,250 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/29, (Pre-
refunded 1/01/23)
1/23 at 100.00 Aa2 $ 1,252,525
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
1,000 5.000%, 1/01/31, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,025,480
1,150 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,179,302
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 518,205
11,760 Total U.S. Guaranteed 12,123,939
Utilities - 4.6%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 AA 486,661
495 4.000%, 12/01/29 12/24 at 100.00 AA 507,509
175 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/33 - AGM Insured
1/30 at 100.00 AA 184,308
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
580 5.000%, 12/01/25 1/23 at 100.00 A1 581,154
670 5.000%, 12/01/26 1/23 at 100.00 A1 671,334
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225 4.000%, 12/01/27 No Opt. Call AA 235,031
100 4.000%, 12/01/33 12/28 at 100.00 AA 104,140
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1 666,323
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 AA- 520,005
500 5.000%, 10/01/30 10/24 at 100.00 AA- 519,825
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 AA- 1,006,600
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
1/23 at 100.00 A- 1,432,531
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 AA 752,235
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 AA 1,075,430
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 986,775
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call A- 98,192
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 AA- 2,563,825
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+ 909,690
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 Aa2 1,416,368
1,000 5.000%, 1/01/33 1/26 at 100.00 Aa2 1,057,320
15,570 Total Utilities 15,775,256
$ 339,785 Total Long-Term Investments (cost $351,597,542) 343,392,249
Other Assets Less Liabilities - 0.2% 845,666
Net Assets - 100% $ 344,237,915

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
X 533,293,324 MUNICIPAL BONDS - 99.6%
X 533,293,324
Education and Civic Organizations - 17.0%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ $ 102,856
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 2,487,205
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 N/R 96,647
2,000 5.000%, 7/01/47 7/24 at 102.00 N/R 1,811,080
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 BB+ 675,770
500 5.500%, 7/01/50 7/25 at 100.00 BB+ 498,565
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
1/23 at 102.00 BB+ 1,027,962
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 954,940
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 N/R 91,316
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+ 4,874,492
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 BB 600,516
1,000 5.000%, 7/01/34 7/24 at 100.00 BB 976,770
525 5.000%, 7/01/44 7/24 at 100.00 BB 478,454
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 3,564,352
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 N/R 975,289
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 N/R 1,347,920
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 N/R 363,773
100 5.000%, 7/01/55 7/30 at 100.00 N/R 82,094
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/23 at 100.00 BB+ 502,685
3,715 6.000%, 7/01/43 7/23 at 100.00 BB+ 3,723,136
1,260 6.125%, 7/01/48 7/23 at 100.00 BB+ 1,263,288
420 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Augsburg College, Series 2014-8-C, 3.500%, 5/01/23
12/22 at 100.00 Ba1 417,774
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 BB+ 2,297,725
4,700 5.000%, 5/01/47 5/27 at 100.00 BB+ 4,320,898
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 Aa2 1,009,950
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 Baa2 457,790

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
$ 140 4.000%, 3/01/33 3/31 at 100.00 Aa3 $ 148,424
155 4.000%, 3/01/34 3/31 at 100.00 Aa3 162,477
125 4.000%, 3/01/35 3/31 at 100.00 Aa3 129,972
155 4.000%, 3/01/36 3/31 at 100.00 Aa3 160,092
100 4.000%, 3/01/37 3/31 at 100.00 Aa3 102,589
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 Aa3 1,006,310
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 691,416
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 A2 363,695
385 5.000%, 10/01/34 10/25 at 100.00 A2 399,507
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N, 4.000%, 10/01/35
10/26 at 100.00 A1 501,920
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 844,720
3,000 4.000%, 10/01/50 10/30 at 100.00 A1 2,817,000
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 A2 980,360
575 4.125%, 10/01/41 10/30 at 100.00 A2 555,398
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 A2 1,058,450
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 A2 99,877
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 5.000%, 10/01/34 10/29 at 100.00 A2 1,084,290
2,000 5.000%, 10/01/40 10/29 at 100.00 A2 2,101,280
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
500 4.000%, 10/01/40 10/30 at 100.00 A2 481,415
1,490 4.125%, 10/01/42 10/30 at 100.00 A2 1,432,411
500 4.125%, 10/01/42 10/30 at 100.00 A2 480,675
2,045 5.000%, 10/01/47 10/30 at 100.00 A2 2,136,657
715 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 AA 585,077
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,989,624
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 993,620
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 113,533
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,277,744
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A:
240 5.500%, 7/01/38, 144A 7/27 at 100.00 N/R 241,627
685 5.500%, 7/01/52, 144A 7/27 at 100.00 N/R 670,273
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Refunding Series 2020A:
1,500 5.000%, 9/01/40 9/30 at 100.00 BB+ 1,405,875
1,000 5.000%, 9/01/43 9/30 at 100.00 BB+ 919,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
$ 500 5.750%, 9/01/46 9/26 at 100.00 BB+ $ 500,150
1,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 1,006,540
3,800 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/45
12/28 at 102.00 BB- 3,270,014
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 903,920
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 N/R 1,437,382
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 BB+ 689,631
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 1,580,280
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 BB 583,669
1,030 5.375%, 7/01/50 7/25 at 100.00 BB 955,407
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 BB 1,086,803
2,620 5.000%, 7/01/55 7/27 at 102.00 BB 2,256,790
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 7/23 at 100.00 BB 493,115
1,450 5.000%, 7/01/44 7/23 at 100.00 BB 1,313,120
1,435 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
1/23 at 100.00 BB+ 1,402,210
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 N/R 1,821,875
380 5.125%, 10/01/48 10/26 at 100.00 N/R 332,093
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 N/R 1,367,250
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 445,520
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 Aa1 2,249,259
2,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 2,010,160
3,055 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/39
4/29 at 100.00 Aa1 3,347,089
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 N/R 15,915
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 BBB- 347,899
450 4.000%, 12/01/50 12/25 at 102.50 BBB- 376,358
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 BB- 479,873
98,000 Total Education and Civic Organizations 91,211,807

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 18.6%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
$ 500 4.000%, 3/01/32 3/26 at 100.00 N/R $ 490,285
2,000 4.000%, 3/01/37 3/26 at 100.00 N/R 1,839,500
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call BBB 536,646
485 5.000%, 4/01/41 4/27 at 100.00 BBB 493,410
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 A- 518,425
1,200 4.250%, 2/15/43 2/28 at 100.00 A- 1,146,132
2,000 5.000%, 2/15/43 2/28 at 100.00 A- 2,037,160
955 4.250%, 2/15/48 2/28 at 100.00 A- 888,389
14,115 5.000%, 2/15/48 2/28 at 100.00 A- 14,258,126
2,850 5.000%, 2/15/58 2/28 at 100.00 A- 2,858,122
3,590 5.250%, 2/15/58 2/28 at 100.00 A- 3,639,327
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 BBB- 378,544
175 4.000%, 6/15/38 6/31 at 100.00 BBB- 157,117
175 4.000%, 6/15/39 6/31 at 100.00 BBB- 155,419
570 3.000%, 6/15/44 6/31 at 100.00 BBB- 391,886
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A, 4.000%, 6/15/38
6/32 at 100.00 BBB- 404,015
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB- 1,267,925
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 1/23 at 100.00 BBB 496,705
760 4.000%, 4/01/31 1/23 at 100.00 BBB 741,213
1,220 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 1,137,308
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 Baa1 443,772
430 5.000%, 5/01/32 5/27 at 100.00 Baa1 446,482
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 AA- 2,681,917
10,360 4.000%, 11/15/39 11/31 at 100.00 AA- 10,131,873
1,435 4.000%, 11/15/40 11/31 at 100.00 AA- 1,397,231
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 A 549,864
485 4.000%, 11/15/40 11/25 at 100.00 A 461,647
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
600 5.000%, 11/15/33 11/28 at 100.00 A 638,946
1,000 5.000%, 11/15/36 11/28 at 100.00 A 1,052,060
3,965 4.000%, 11/15/48 11/28 at 100.00 A 3,556,526
2,500 5.000%, 11/15/49 11/28 at 100.00 A 2,554,050
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call AA 2,822,664
5,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA 5,931,145

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 AA- $ 687,508
6,885 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 AA- 7,041,565
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
4,200 5.000%, 7/01/29 7/25 at 100.00 A 4,354,434
4,110 5.000%, 7/01/30 7/25 at 100.00 A 4,261,002
4,075 4.000%, 7/01/35 7/25 at 100.00 A 4,040,403
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call A 1,657,329
2,135 5.000%, 11/15/27 No Opt. Call A 2,294,335
755 4.000%, 11/15/36 11/27 at 100.00 A 740,111
640 4.000%, 11/15/37 11/27 at 100.00 A 621,536
2,830 4.000%, 11/15/43 11/27 at 100.00 A 2,603,430
1,310 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
1/23 at 100.00 N/R 1,310,262
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 A 1,970,535
1,410 5.000%, 9/01/34 9/24 at 100.00 A 1,424,044
99,160 Total Health Care 99,510,325
Housing/Multifamily - 0.5%
2,500 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
12/22 at 100.00 Aaa 2,500,000
Housing/Single Family - 0.8%
15 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
12/22 at 100.00 AA+ 14,478
40 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
12/22 at 100.00 AA+ 40,080
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 AA+ 357,196
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
470 1.550%, 7/01/25, (AMT) No Opt. Call AA+ 447,980
380 1.700%, 7/01/26, (AMT) No Opt. Call AA+ 356,049
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
225 1.625%, 1/01/26, (AMT) No Opt. Call AA+ 211,422
205 1.650%, 7/01/26, (AMT) No Opt. Call AA+ 190,820
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call AA+ 421,811
460 1.350%, 7/01/27, (AMT) No Opt. Call AA+ 416,488
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call AA+ 340,613
390 1.600%, 7/01/28, (AMT) No Opt. Call AA+ 346,823
485 1.750%, 1/01/29, (AMT) No Opt. Call AA+ 429,526
485 1.800%, 7/01/29, (AMT) No Opt. Call AA+ 426,742
245 1.900%, 1/01/30, (AMT) No Opt. Call AA+ 214,341
240 1.950%, 7/01/30, (AMT) No Opt. Call AA+ 208,855
4,845 Total Housing/Single Family 4,423,224

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.4%
$ 2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
1/23 at 100.00 BBB $ 2,113,020
Long-Term Care - 8.7%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 1,749,915
840 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/51
9/28 at 102.00 N/R 667,170
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
9/23 at 102.00 N/R 991,000
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 Baa1 343,358
500 5.000%, 11/01/44 11/24 at 100.00 Baa1 503,330
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 N/R 419,910
1,500 5.000%, 9/01/52 9/26 at 102.00 N/R 1,197,060
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
8/23 at 100.00 N/R 1,502,460
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 N/R 1,279,590
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 N/R 183,650
700 4.000%, 8/01/41 8/28 at 102.00 N/R 516,600
200 4.000%, 8/01/48 8/28 at 102.00 N/R 135,896
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
1/23 at 100.00 N/R 946,360
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 1/23 at 100.00 N/R 465,756
1,175 5.250%, 1/01/46 1/23 at 100.00 N/R 899,462
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
1/23 at 100.00 N/R 1,111,876
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 N/R 380,535
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/23 at 100.00 N/R 1,155,055
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 N/R 343,208
1,000 5.000%, 7/01/49 7/25 at 102.00 N/R 856,130
1,250 5.000%, 7/01/54 7/25 at 102.00 N/R 1,043,175
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 N/R 157,700
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
305 5.000%, 11/15/24 1/23 at 100.00 N/R 299,281
1,500 4.750%, 11/15/28 1/23 at 100.00 N/R 1,384,605
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 1,366,005
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 N/R 267,786

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 N/R $ 1,997,020
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/23 at 100.00 N/R 1,023,772
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 1,053,392
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 2,120,580
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
1/23 at 100.00 N/R 43,731
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 N/R 840,050
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 N/R 4,002,800
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call Baa2 1,214,198
300 5.000%, 12/01/30 No Opt. Call Baa2 309,777
1,750 5.000%, 12/01/36 12/30 at 100.00 Baa2 1,773,012
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 N/R 376,182
300 4.000%, 11/01/36, 144A 11/26 at 102.00 N/R 243,918
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 N/R 763,463
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
590 4.000%, 9/01/31 9/24 at 100.00 N/R 562,659
400 4.000%, 9/01/32 9/24 at 100.00 N/R 376,784
500 4.100%, 9/01/33 9/24 at 100.00 N/R 468,845
315 4.200%, 9/01/36 9/24 at 100.00 N/R 288,962
300 4.250%, 9/01/37 9/24 at 100.00 N/R 274,938
1,000 5.000%, 9/01/42 9/24 at 100.00 N/R 974,210
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 N/R 556,092
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,082,264
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 N/R 617,831
5,000 5.000%, 8/01/54 8/24 at 102.00 N/R 4,662,000
52,045 Total Long-Term Care 46,793,353
Tax Obligation/General - 22.2%
1,410 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa1 1,565,044
Anoka-Hennepin Independent School District 11, Coon
Rapids, Minnesota, General Obligation Bonds, School
Building Series 2020A:
1,475 3.000%, 2/01/34 2/28 at 100.00 AAA 1,444,290
1,355 3.000%, 2/01/43 2/28 at 100.00 AAA 1,146,886
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 AA 2,214,755

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
$ 2,225 4.000%, 2/01/42 2/27 at 100.00 AAA $ 2,244,513
3,600 4.000%, 2/01/43 2/27 at 100.00 AAA 3,621,420
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
1,090 4.000%, 2/01/36 2/27 at 100.00 Aa1 1,109,271
1,880 4.000%, 2/01/38 2/27 at 100.00 Aa1 1,892,577
2,715 4.000%, 2/01/41 2/27 at 100.00 Aa1 2,715,380
2,260 4.000%, 2/01/42 2/27 at 100.00 Aa1 2,252,203
2,095 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 Aa1 2,069,839
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 AAA 1,150,558
Cloquet Independent School District 94, Carlton and Sant
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 Aa1 1,044,490
1,000 4.000%, 2/01/36 2/25 at 100.00 Aa1 1,011,160
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 AAA 1,204,460
1,145 4.000%, 2/01/32 2/28 at 100.00 AAA 1,202,021
500 Dilworth-Glyndon-Felton Independent School District 2164, Clay County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/35
2/26 at 100.00 AAA 491,140
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 Aa1 966,733
1,480 0.000%, 2/01/32 2/28 at 92.24 Aa1 1,030,228
535 0.000%, 2/01/33 2/28 at 89.86 Aa1 354,636
1,500 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 Aa1 1,584,480
1,250 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 2/01/30
2/28 at 100.00 AAA 1,391,275
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 Aa2 469,723
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 AAA 552,776
4,855 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 AAA 5,481,878
1,390 Hutchinson Independent School District 423, McLeod, Meeker, Renville
Counties, Minnesota, General Obligation Bonds, School Building Series
2016A, 5.000%, 2/01/28
2/26 at 100.00 Aa1 1,489,830
5,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 5,028,500
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/36
2/31 at 100.00 AAA 1,292,373
3,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 AAA 2,968,830
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 Aa1 525,205

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Lake Crystal, Minnesota, General Obligation Bonds, Series
2019A:
$ 145 3.000%, 12/15/28 12/27 at 100.00 AA $ 145,858
160 3.000%, 12/15/29 12/27 at 100.00 AA 160,616
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 1/23 at 100.00 AA 660,026
500 4.000%, 1/01/45 - AGM Insured 1/23 at 100.00 AA 500,075
1,315 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/38
2/30 at 100.00 AAA 1,350,387
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 5.000%,
2/01/43 (WI/DD, Settling 12/06/22)
2/32 at 100.00 AAA 1,590,417
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 AAA 2,242,434
1,500 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/37
8/28 at 100.00 AAA 1,641,825
155 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/36
8/29 at 100.00 AAA 172,579
5,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/33
9/31 at 100.00 AAA 5,403,000
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 Aa1 256,817
500 4.000%, 2/01/36 2/25 at 100.00 Aa1 513,635
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
1,685 3.000%, 2/01/43 2/28 at 100.00 Aa1 1,363,839
1,100 3.000%, 2/01/44 2/28 at 100.00 Aa1 881,705
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa1 1,949,500
595 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Refunding
Alternate Facilities Series 2019C, 4.000%, 2/01/30
2/28 at 100.00 Aa1 624,899
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 AAA 518,748
1,265 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/30
2/29 at 100.00 AAA 1,425,832
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 Aa1 1,838,618
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 4,011,960
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa1 1,252,450
Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building
Series 2018A:
3,250 5.000%, 2/01/30 2/27 at 100.00 Aa1 3,529,955
4,000 4.000%, 2/01/34 2/27 at 100.00 Aa1 4,109,000
Russell-Tyler-Ruthton Public Schools Independent School
District 2902, Minnesota, General Obligation Bonds,
Series 2019A:
1,620 5.000%, 2/01/30 2/29 at 100.00 AAA 1,825,967
1,700 4.000%, 2/01/31 2/29 at 100.00 AAA 1,803,921
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 Aa1 798,544

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35
2/23 at 100.00 Aa1 $ 575,765
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,007,360
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 Aa1 1,393,721
1,400 4.000%, 2/01/30 2/26 at 100.00 Aa1 1,454,754
1,885 3.200%, 2/01/32 2/26 at 100.00 Aa1 1,893,011
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 AA 1,853,045
1,180 4.000%, 2/01/43 2/30 at 100.00 AA 1,157,828
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 Aa1 259,525
425 4.000%, 2/01/34 2/27 at 100.00 Aa1 440,725
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa1 2,507,750
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa1 1,383,785
670 4.000%, 2/01/33 2/27 at 100.00 Aa1 690,757
1,575 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2020A, 4.000%,
2/01/29
2/28 at 100.00 Aa1 1,654,033
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 Aa1 1,044,740
2,030 4.000%, 2/01/35 2/30 at 100.00 Aa1 2,107,241
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa1 1,031,320
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
815 4.000%, 2/01/33 - AGM Insured 2/28 at 100.00 AA 844,259
655 4.000%, 2/01/35 - AGM Insured 2/28 at 100.00 AA 670,890
2,500 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 Aa1 2,505,975
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Building Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 Aa1 1,364,957
1,685 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/32
2/28 at 92.57 AAA 1,219,182
117,690 Total Tax Obligation/General 119,149,704
Tax Obligation/Limited - 10.6%
535 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/32
2/29 at 100.00 A2 507,822
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call Aa1 781,605
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 N/R 283,342
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 129,466
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
3/23 at 100.00 N/R 418,880
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 AA+ 1,091,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
$ 200 4.000%, 8/01/30 8/27 at 100.00 AA+ $ 210,444
475 4.000%, 8/01/34 8/27 at 100.00 AA+ 491,763
325 4.000%, 8/01/35 8/27 at 100.00 AA+ 334,123
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 AA+ 1,128,330
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 AA+ 424,890
500 3.000%, 8/01/39 8/31 at 100.00 AA+ 417,265
500 3.000%, 8/01/40 8/31 at 100.00 AA+ 411,385
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
765 5.000%, 8/01/34 8/31 at 100.00 AA+ 862,392
2,810 4.000%, 8/01/35 8/31 at 100.00 AA+ 2,871,314
2,925 4.000%, 8/01/36 8/31 at 100.00 AA+ 2,975,866
3,045 4.000%, 8/01/37 8/31 at 100.00 AA+ 3,084,372
3,165 4.000%, 8/01/38 8/31 at 100.00 AA+ 3,178,609
1,000 4.000%, 8/01/43 8/31 at 100.00 AA+ 962,740
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 AA+ 1,949,776
1,905 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 AA+ 2,086,318
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Participation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 A1 1,470,853
580 3.750%, 2/01/36 2/25 at 100.00 A1 575,760
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 4,544,156
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 A1 1,008,200
Plymouth Intermediate District 287, Minnesota, Facilities
Maintenance Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 Aa3 182,912
200 4.000%, 5/01/32 5/27 at 100.00 Aa3 207,620
100 4.000%, 5/01/33 5/27 at 100.00 Aa3 103,548
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 N/R 4,248,180
4,077 5.000%, 7/01/58 7/28 at 100.00 N/R 3,868,298
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,856,230
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call Baa1 1,264,032
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 A1 370,187
520 5.000%, 2/01/34 2/25 at 100.00 A1 542,136
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
160 4.250%, 4/01/25 4/23 at 100.00 N/R 157,829
430 4.875%, 4/01/30 4/23 at 100.00 N/R 424,887
1,665 5.250%, 4/01/43 4/23 at 100.00 N/R 1,590,758
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 AAA 2,610,299

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
$ 1,005 4.000%, 2/01/36 2/29 at 100.00 AAA $ 1,035,653
1,000 4.000%, 2/01/37 2/29 at 100.00 AAA 1,021,740
3,325 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 4.000%, 2/01/30
2/28 at 100.00 AAA 3,498,598
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 Baa1 277,183
250 4.000%, 2/01/34 2/31 at 100.00 Baa1 245,715
425 4.000%, 2/01/38 2/31 at 100.00 Baa1 397,783
700 4.000%, 2/01/41 2/31 at 100.00 Baa1 640,332
56,971 Total Tax Obligation/Limited 56,745,411
Transportation - 8.7%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,000 5.000%, 1/01/31 1/24 at 100.00 A+ 2,040,980
1,175 5.000%, 1/01/32 1/24 at 100.00 A+ 1,198,523
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 A+ 761,355
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
30 5.000%, 1/01/31 7/29 at 100.00 A+ 33,265
1,000 5.000%, 1/01/33 7/29 at 100.00 A+ 1,094,170
70 5.000%, 1/01/37 7/29 at 100.00 A+ 74,543
1,530 5.000%, 1/01/49 7/29 at 100.00 A+ 1,574,814
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
2,710 5.000%, 1/01/32, (AMT) 7/29 at 100.00 A+ 2,889,700
2,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 A+ 2,393,978
2,215 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+ 2,297,509
2,920 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 2,990,547
11,150 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 11,349,362
7,080 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA- 7,353,996
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 A+ 493,354
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%,
1/01/52
1/32 at 100.00 A+ 2,062,420
7,700 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/47, (AMT)
1/32 at 100.00 A+ 7,898,429
45,105 Total Transportation 46,506,945
U.S. Guaranteed - 1.6% (4)
1,135 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2013A, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,154,057
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 2,030,820
850 Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian
Homes Interlude Transitional Care Projects, Refunding Series 2018,
5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 102.00 N/R 874,837

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R $ 1,696,208
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa2 1,025,480
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 1,585,707
8,115 Total U.S. Guaranteed 8,367,109
Utilities - 10.5%
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,246,076
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 135,630
470 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/44 - AGM Insured
12/28 at 100.00 AA 369,176
1,335 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1 1,337,657
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 AA- 1,017,040
1,000 4.000%, 10/01/32 10/24 at 100.00 AA- 1,015,030
2,795 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 AA- 2,920,579
3,500 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 3,727,325
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 A- 406,407
1,325 4.000%, 10/01/33 10/27 at 100.00 A- 1,354,322
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 A- 368,316
270 4.000%, 10/01/29 10/27 at 100.00 A- 279,823
2,000 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 1,959,340
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,088,220
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
300 3.000%, 10/01/34 10/27 at 100.00 A- 270,612
675 4.000%, 10/01/41 10/27 at 100.00 A- 665,300
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,014,442
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,055 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ 3,048,585
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 10,212,731
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call A+ 4,707,152
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 5,667,369
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 AA 236,348
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 AA 263,224
11,965 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa2 12,661,722
56,345 Total Utilities 55,972,426
$ 543,026 Total Long-Term Investments (cost $557,434,240) 533,293,324
Other Assets Less Liabilities - 0.4% 2,409,053
Net Assets - 100% $ 535,702,377

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.5%
X 103,550,001 MUNICIPAL BONDS - 98.5%
X 103,550,001
Consumer Staples - 0.1%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 56,634
Education and Civic Organizations - 7.6%
1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 A2 1,550,220
1,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 917,990
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 AA 1,292,297
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 A 321,462
445 3.000%, 2/15/35 2/29 at 100.00 A 388,387
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 AA 394,930
Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2022:
450 4.000%, 3/15/29 - AGM Insured 1/27 at 100.00 AA 468,644
500 4.000%, 3/15/47 - AGM Insured 1/27 at 100.00 AA 472,095
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 Aa1 1,008,810
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 5.000%, 7/15/31
No Opt. Call Aa1 1,169,150
7,950 Total Education and Civic Organizations 7,983,985
Health Care - 8.0%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 199,196
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 AA- 557,750
300 4.000%, 11/15/41 11/30 at 100.00 AA- 290,199
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 AA- 186,804
1,060 5.000%, 11/15/47 5/27 at 100.00 AA- 1,079,504
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 AA- 693,440
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 A- 777,992
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 A 500,110
2,000 5.000%, 11/01/45 11/25 at 100.00 A 2,018,260
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 BBB 260,707

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 500 5.000%, 7/01/34 7/25 at 100.00 BBB $ 511,155
435 5.000%, 7/01/35 7/25 at 100.00 BBB 443,765
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 889,551
8,300 Total Health Care 8,408,433
Housing/Single Family - 1.7%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 AA+ 626,221
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 AA+ 77,248
45 1.950%, 9/01/37 3/30 at 100.00 AA+ 39,277
1,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2022E, 1.800%, 3/01/49, (Mandatory Put 12/07/22)
11/22 at 100.00 AA+ 1,000,000
1,805 Total Housing/Single Family 1,742,746
Long-Term Care - 3.3%
3,700 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/49
1/26 at 102.00 AA 3,493,355
Tax Obligation/General - 39.5%
Adams County School District 18, Nebraska, General
Obligation Bonds, Hastings Public Schools, Series 2019:
600 4.000%, 12/15/38 5/29 at 100.00 Aa3 605,418
975 4.000%, 12/15/44 5/29 at 100.00 Aa3 939,998
Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building
Series 2016:
1,000 4.000%, 12/15/30 4/26 at 100.00 AA- 1,027,560
500 3.000%, 12/15/36 4/26 at 100.00 AA- 444,040
1,000 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 A+ 983,390
Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2022:
250 2.000%, 12/15/23 - AGM Insured No Opt. Call AA 248,037
260 5.000%, 12/15/28 - AGM Insured No Opt. Call AA 290,202
1,250 4.000%, 12/15/47 - AGM Insured 12/32 at 100.00 AA 1,213,350
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 AA- 1,103,963
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 AA- 871,270
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 AA- 1,142,820
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 AA 1,187,880
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call AA 1,318,943
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 AA- 1,008,510
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 AA- 751,230
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
430 4.000%, 12/15/39 12/30 at 100.00 AA- 432,262
400 4.000%, 12/15/40 12/30 at 100.00 AA- 397,748

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 750 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Refunding Series 2021, 3.000%, 12/15/46
12/30 at 100.00 Aa3 $ 563,363
Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022:
550 4.000%, 5/15/28 5/27 at 100.00 A+ 563,244
700 4.000%, 5/15/29 5/27 at 100.00 A+ 715,589
500 4.000%, 5/15/30 5/27 at 100.00 A+ 510,395
1,000 4.000%, 5/15/42 5/27 at 100.00 A+ 967,830
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
305 4.000%, 9/15/24 No Opt. Call Aa3 312,256
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
3,240 5.000%, 1/15/30 No Opt. Call AAA 3,707,694
1,000 3.000%, 1/15/43 7/30 at 100.00 AAA 822,440
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call AA+ 210,705
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 AA+ 514,915
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 AA+ 507,335
1,000 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/38
4/29 at 100.00 AA+ 1,019,100
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 AA+ 400,619
540 3.000%, 4/15/39 4/30 at 100.00 AA+ 467,348
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
785 5.000%, 4/15/28 No Opt. Call AA+ 872,661
1,000 3.000%, 4/15/41 4/31 at 100.00 AA+ 841,350
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 AA+ 541,620
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 AA+ 1,012,960
1,290 Omaha-Douglas Public Building Commission, Nebraska, General
Obligation Bonds, Series 2020B, 4.000%, 5/01/43
5/29 at 100.00 AA+ 1,298,462
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska,
General Obligation Bonds, School Building Series 2022, 5.000%,
12/15/42
11/27 at 100.00 Aa3 1,053,720
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 Aa2 777,720
795 3.000%, 12/01/40 12/30 at 100.00 Aa2 653,601
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 AA- 729,045
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 AA- 1,084,500
1,000 5.000%, 6/15/41 6/29 at 100.00 AA- 1,080,720
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2020B:
750 3.000%, 12/15/43 12/25 at 100.00 AA- 599,010
750 3.000%, 12/15/44 12/25 at 100.00 AA- 585,795
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 Aa3 994,370

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
$ 100 4.000%, 12/15/24 - BAM Insured No Opt. Call AA $ 102,595
100 4.000%, 12/15/25 - BAM Insured No Opt. Call AA 103,422
140 4.000%, 12/15/26 - BAM Insured No Opt. Call AA 146,021
270 4.000%, 12/15/27 - BAM Insured No Opt. Call AA 283,870
1,000 4.000%, 12/15/41 - BAM Insured 12/32 at 100.00 AA 989,620
265 4.000%, 12/15/42 - BAM Insured 12/32 at 100.00 AA 260,956
Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021:
500 3.000%, 12/15/42 12/30 at 100.00 A+ 394,130
850 3.000%, 12/15/50 12/30 at 100.00 A+ 621,461
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 Aa1 239,645
1,000 5.000%, 12/15/47 6/28 at 100.00 Aa1 1,074,970
42,710 Total Tax Obligation/General 41,591,678
Tax Obligation/Limited - 10.5%
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/23 at 100.00 A 504,210
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 N/R 1,122,200
430 Grand Island, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 Aa2 424,401
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
190 4.000%, 9/15/23 No Opt. Call Aa3 192,225
475 4.000%, 9/15/25 No Opt. Call Aa3 489,844
400 4.000%, 9/15/26 No Opt. Call Aa3 416,648
300 4.000%, 9/15/27 1/27 at 100.00 Aa3 312,429
La Vista, Sarpy County, Nebraska, Tax Supported Bonds,
Taxable Refunding Series 2022:
625 5.000%, 9/15/26 - AGM Insured No Opt. Call AA 675,500
1,000 5.000%, 9/15/42 - AGM Insured 6/27 at 100.00 AA 1,056,450
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call N/R 1,096,400
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 AA+ 507,280
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 AA+ 847,710
380 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2021, 4.000%, 4/15/24
No Opt. Call AA+ 386,726
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
750 4.550%, 7/01/40 7/28 at 100.00 N/R 698,498
800 4.750%, 7/01/53 7/28 at 100.00 N/R 730,960
600 5.000%, 7/01/58 7/28 at 100.00 N/R 569,286
1,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 5.000%, 6/01/24
No Opt. Call Aaa 1,034,900
11,260 Total Tax Obligation/Limited 11,065,667
Transportation - 5.0%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 148,425
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 82,133
70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 Aa3 70,366
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 Aa1 825,182

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 Aa1 $ 2,013,260
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Refunding Bonds, Series 2017A:
1,000 5.000%, 12/15/34, (AMT) 12/26 at 100.00 AA- 1,038,150
1,000 5.000%, 12/15/36, (AMT) 12/26 at 100.00 AA- 1,033,450
5,120 Total Transportation 5,210,966
U.S. Guaranteed - 5.9% (4)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 509,500
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 509,500
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 AA- 778,598
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 363,385
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 87,267
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 728,027
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 371,651
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 777,405
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 608,861
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 575,650
600 University of Nebraska, Revenue Bonds, Omaha Student Housing Project,
Refunding Series 2017A, 5.000%, 5/15/32, (Pre-refunded 11/15/27)
11/27 at 100.00 Aa1 664,704
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/23, (ETM)
No Opt. Call N/R 223,744
5,910 Total U.S. Guaranteed 6,198,292
Utilities - 16.9%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call A 484,079
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 AA 391,736
400 4.000%, 6/15/35 6/30 at 100.00 AA 414,200
1,000 District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/28
No Opt. Call AA+ 1,110,640
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 AA 774,952
515 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 AA 524,363
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 1,960,668
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 AA 940,044
450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 AA 507,353
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 AA 490,945
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 A+ 1,562,625

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 AA $ 502,790
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 AA 1,007,540
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,064,950
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 AA 1,077,480
750 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.000%, 2/01/47
2/32 at 100.00 AA 827,100
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 A+ 279,427
Omaha, Nebraska, Sanitary Sewage System Revenue Bonds,
Refunding Series 2020A:
370 4.000%, 4/01/39 4/30 at 100.00 AA 373,892
300 4.000%, 4/01/40 4/30 at 100.00 AA 301,203
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 A2 1,034,680
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 A2 1,560,630
600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 606,948
17,095 Total Utilities 17,798,245
$ 103,915 Total Long-Term Investments (cost $110,924,080) 103,550,001
Other Assets Less Liabilities - 1.5% 1,605,665
Net Assets - 100% $ 105,155,666
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.4%
X 189,881,264 MUNICIPAL BONDS - 99.4%
X 189,881,264
Education and Civic Organizations - 4.6%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 BBB $ 1,120,021
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
350 5.000%, 3/01/23 No Opt. Call BBB- 351,011
440 5.000%, 3/01/24 No Opt. Call BBB- 445,324
505 5.000%, 3/01/25 No Opt. Call BBB- 514,085
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 N/R 108,852
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 N/R 863,107
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 N/R 100,114
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 N/R 576,696
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 A+ 467,694
800 5.000%, 4/01/30 4/25 at 100.00 A+ 831,232
490 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 N/R 493,401
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 A- 976,910
Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A:
850 4.000%, 10/01/23 No Opt. Call Baa2 853,825
1,000 5.000%, 10/01/35 10/30 at 100.00 Baa2 1,059,370
8,710 Total Education and Civic Organizations 8,761,642
Health Care - 15.2%
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 A 376,924
1,000 5.000%, 1/01/33 1/26 at 100.00 A 1,039,240
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 A 722,658
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
730 5.000%, 9/01/29 9/26 at 100.00 A 762,405
200 5.000%, 9/01/30 9/26 at 100.00 A 208,446
600 5.000%, 9/01/31 9/26 at 100.00 A 624,576
270 5.000%, 9/01/32 9/26 at 100.00 A 280,673
1,350 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33
8/30 at 100.00 A+ 1,475,671
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 A+ 1,050,770
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
690 5.000%, 11/15/25 5/24 at 100.00 AA- 707,754
4,155 4.125%, 11/15/32 5/24 at 100.00 AA- 4,180,054
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call BBB+ 649,194

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
$ 485 5.000%, 10/01/29 10/26 at 100.00 BBB+ $ 505,195
1,325 5.000%, 10/01/30 10/26 at 100.00 BBB+ 1,379,683
4,105 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 AA- 4,581,344
Oregon Health and Science University, Revenue Bonds,
Series 2019A:
1,000 5.000%, 7/01/29 No Opt. Call AA- 1,129,040
500 5.000%, 7/01/31 1/30 at 100.00 AA- 565,825
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 AA- 2,409,196
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
1,355 5.000%, 5/15/29 5/26 at 100.00 AA- 1,420,785
560 5.000%, 5/15/30 5/26 at 100.00 AA- 586,970
1,000 5.000%, 5/15/31 5/26 at 100.00 AA- 1,047,310
1,200 5.000%, 5/15/46 5/26 at 100.00 AA- 1,212,540
Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 BBB 1,292,472
695 5.000%, 7/01/34 7/32 at 100.00 BBB 726,796
27,375 Total Health Care 28,935,521
Housing/Multifamily - 0.3%
195 Clackamas County Housing Authority, Oregon, Multifamily Housing
Revenue Bonds, Easton Ridge Apartments Project, Series 2013A,
4.000%, 9/01/23
3/23 at 100.00 Aa2 195,501
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 Aa2 347,385
535 Total Housing/Multifamily 542,886
Housing/Single Family - 0.8%
Oregon Housing and Community Services Department,
Single Family Mortgage Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 Aa2 784,493
825 1.950%, 7/01/33 7/30 at 100.00 Aa2 688,165
1,760 Total Housing/Single Family 1,472,658
Long-Term Care - 6.6%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 N/R 281,797
300 5.000%, 11/15/28 11/25 at 102.00 N/R 294,546
315 5.000%, 11/15/29 11/25 at 102.00 N/R 307,056
330 5.000%, 11/15/30 11/25 at 102.00 N/R 319,268
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
525 4.000%, 5/15/24 No Opt. Call N/R 522,139
445 4.000%, 11/15/24 No Opt. Call N/R 441,774
355 4.000%, 5/15/25 No Opt. Call N/R 351,400
460 4.000%, 11/15/25 No Opt. Call N/R 454,443
200 4.000%, 5/15/26 11/25 at 102.00 N/R 196,892
400 4.000%, 11/15/26 11/25 at 102.00 N/R 392,964
350 4.000%, 5/15/27 11/25 at 102.00 N/R 341,072
350 4.000%, 11/15/27 11/25 at 102.00 N/R 340,179
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 A- 456,372
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
12/22 at 100.00 BB+ 1,500,045
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 BB+ 326,869

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 300 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R $ 301,218
370 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A,
4.000%, 12/01/36
12/28 at 103.00 BB+ 323,550
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 N/R 961,230
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 BBB- 1,272,286
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 N/R 1,093,351
2,440 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 N/R 2,177,505
13,430 Total Long-Term Care 12,655,956
Tax Obligation/General - 45.1%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call AA+ 1,473,053
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call AA+ 377,706
2,835 5.000%, 6/15/27 No Opt. Call AA+ 3,116,884
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 AA 1,038,100
1,100 Chemeketa Community College District, Oregon, General Obligation
Bonds, Refunding Series 2014, 5.000%, 6/15/26
6/24 at 100.00 AA+ 1,139,160
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call Aa2 212,680
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 AA+ 1,745,536
1,250 Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28
6/25 at 100.00 AA+ 1,319,625
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,095,400
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 Aa1 651,345
550 5.000%, 6/15/32 6/28 at 100.00 Aa1 611,138
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,643,100
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 AA+ 670,431
250 Clatskanie School District 6J, Columbia and Clatsop Counties, Oregon,
General Obligation Bonds, Series 2021, 4.000%, 6/15/33
6/31 at 100.00 AA+ 266,785
560 Clatsop County School District 1C Astoria, Oregon, General Obligation
Bonds, Series 2019B, 5.000%, 6/15/30
6/29 at 100.00 Aa1 635,012
500 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/31
6/29 at 100.00 Aa2 566,060
450 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/33
6/27 at 100.00 Aa1 489,325
765 Coos County School District 9 Coos Bay, Oregon, General Obligation
Bonds, Series 2020, 5.000%, 6/15/34
6/30 at 100.00 AA+ 861,222
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
appreciation Series 2022, 0.000%, 6/01/33 (4)
6/32 at 100.00 AA- 1,090,468
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 925,360
875 Deschutes County School District 6, Sisters, Oregon, General Obligation
Bonds, Series 2021, 4.000%, 6/15/34
6/31 at 100.00 Aa1 922,609
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 AA+ 2,217,356

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 AA+ $ 2,939,752
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 2,055,053
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 AA+ 1,318,363
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 Aa1 1,753,357
1,700 4.000%, 6/15/35 6/29 at 100.00 Aa1 1,765,773
Jefferson County, Oregon, School District 509J, General
Obligation Bonds, Series 2022:
250 4.000%, 6/15/33 6/32 at 100.00 Aa1 266,900
375 4.000%, 6/15/34 6/32 at 100.00 Aa1 399,030
335 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
1/23 at 100.00 Aa3 341,191
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 AAA 1,265,232
Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series
2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 Aa1 1,058,490
1,750 4.000%, 6/15/34 6/30 at 100.00 Aa1 1,841,350
3,900 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 Aa1 4,036,968
510 Lebanon Rural Fire Protection District, Linn County, Oregon, General
Obligation Bonds, Series 2020, 4.000%, 6/15/33 - BAM Insured
6/27 at 100.00 AA 525,361
205 Linn and Marion Counties School District 129J Santiam Canyon, Oregon,
General Obligation Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 228,339
2,000 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B,
5.000%, 6/15/34
6/30 at 100.00 AA+ 2,258,720
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 AA+ 1,666,050
2,000 5.000%, 6/15/33 6/28 at 100.00 AA+ 2,210,900
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 AA+ 1,118,860
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 AAA 2,622,200
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Refunding Series 2020:
135 4.000%, 6/01/33 6/30 at 100.00 Aa3 142,945
75 3.000%, 6/01/34 6/30 at 100.00 Aa3 70,357
2,250 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 Aa1 2,371,927
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 AA+ 1,327,552
Oregon City, Oregon, General Obligation Bonds, Series
2018:
360 5.000%, 6/01/30 6/28 at 100.00 AA+ 403,081
765 5.000%, 6/01/31 6/28 at 100.00 AA+ 855,416
25 Oregon State, General Obligation Bonds, Alternative Energy Series
2011B, 5.000%, 1/01/23, (AMT)
12/22 at 100.00 AA+ 25,034
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 A1 346,886
350 5.000%, 6/01/28 6/26 at 100.00 A1 372,729
750 5.000%, 6/01/29 6/26 at 100.00 A1 797,430
1,000 5.000%, 6/01/30 6/26 at 100.00 A1 1,060,170
770 5.000%, 6/01/31 6/26 at 100.00 A1 814,760
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 AA+ 1,341,237

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
$ 225 3.750%, 6/15/28 No Opt. Call N/R $ 224,764
180 4.000%, 6/15/33 6/28 at 100.00 N/R 180,772
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 AA+ 968,094
Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/29 6/26 at 100.00 AA+ 1,613,490
1,050 5.000%, 6/15/30 6/26 at 100.00 AA+ 1,128,708
2,235 Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project,
Series 2014A, 5.000%, 6/01/28
6/24 at 100.00 Aaa 2,312,331
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 Aa2 362,267
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 Aa2 692,754
500 Rogue Community College District, Jackson and Josephine Counties,
Oregon, General Obligation Bonds, Jackson County Service Area, Series
2016B, 4.000%, 6/15/31
6/26 at 100.00 Aa1 520,825
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021,
4.000%, 8/01/41
8/31 at 100.00 AA 2,296,882
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
245 0.000%, 6/15/27 (4) No Opt. Call AA+ 260,161
340 0.000%, 6/15/29 (4) 6/27 at 100.00 AA+ 361,382
315 0.000%, 6/15/31 (4) 6/27 at 100.00 AA+ 333,557
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,380,204
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 893,416
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 Aaa 1,368,272
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
990 5.000%, 6/15/31 6/27 at 100.00 Aa1 1,080,476
3,750 5.000%, 6/15/32 6/27 at 100.00 Aa1 4,086,038
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 AA+ 1,095,400
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 AA+ 1,040,270
1,000 4.000%, 6/15/32 6/26 at 100.00 AA+ 1,037,400
195 Yamhill County School District 8 Dayton, Oregon, General Obligation
Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33
6/29 at 100.00 AA+ 217,710
80,890 Total Tax Obligation/General 86,124,941
Tax Obligation/Limited - 10.1%
400 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 5.000%,
6/01/34
6/30 at 100.00 Aa3 451,644
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 BB 2,315,483
500 5.000%, 11/15/29 11/25 at 100.00 BB 511,390
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call N/R 1,691,146
460 5.000%, 10/01/32 No Opt. Call N/R 474,283
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 Aa3 812,887
1,270 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014B, 5.000%, 4/01/27
4/24 at 100.00 AAA 1,309,040

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 AA+ $ 2,231,520
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
499 0.000%, 7/01/29 7/28 at 98.64 N/R 363,023
2,191 0.000%, 7/01/31 7/28 at 91.88 N/R 1,422,923
1,906 0.000%, 7/01/33 7/28 at 86.06 N/R 1,100,867
616 4.500%, 7/01/34 7/25 at 100.00 N/R 581,529
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 A3 1,757,536
1,000 Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27
No Opt. Call A 1,091,600
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 A 1,085,560
2,060 4.000%, 10/01/33 4/28 at 100.00 A 2,090,859
20,147 Total Tax Obligation/Limited 19,291,290
Transportation - 4.5%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
395 5.000%, 12/01/30 - AGM Insured 6/26 at 100.00 AA 414,323
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 AA 449,819
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 AA 395,242
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 AA 351,536
500 Port of Portland, Oregon, International Airport Revenue Bonds, Refunding
Series 2020-26C, 5.000%, 7/01/28, (AMT)
No Opt. Call AA- 534,530
1,030 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2011, 5.000%, 7/01/23, (AMT)
1/23 at 100.00 AA- 1,031,051
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,326,643
1,850 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2019-25B, 5.000%, 7/01/33, (AMT)
7/29 at 100.00 AA- 1,975,264
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 AA- 2,186,840
8,200 Total Transportation 8,665,248
U.S. Guaranteed - 3.0% (5)
500 Central Oregon Community College District, Crook, Jefferson, Deschutes,
Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds,
Series 2014, 5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 AA 517,450
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2014:
325 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 336,583
255 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 263,900
300 Marion-Clackamas Counties School District 4J Silver Falls, Oregon,
General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24,
(Pre-refunded 6/15/23)
6/23 at 100.00 Aa1 303,975
1,000 Oregon Facilities Authority, Revenue Bonds, College Housing Northwest
Projects, Refunding Series 2013, 5.000%, 10/01/24, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R 1,017,720
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 865,802
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 444,376
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 1,106,020
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 945,647
5,455 Total U.S. Guaranteed 5,801,473

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 9.2%
Beaverton, Oregon, Water System Revenue Bonds, Series
2022:
$ 2,090 4.000%, 4/01/35 4/32 at 100.00 AA+ $ 2,182,901
2,150 4.000%, 4/01/36 4/32 at 100.00 AA+ 2,225,400
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 AA- 508,330
350 5.000%, 12/01/33 12/25 at 100.00 AA- 368,652
350 5.000%, 12/01/34 12/25 at 100.00 AA- 368,651
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 AA 281,267
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 A- 1,097,962
1,120 5.000%, 7/01/29 7/26 at 100.00 A- 1,153,734
1,180 5.000%, 7/01/30 7/26 at 100.00 A- 1,215,093
1,880 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series
2018A, 4.500%, 5/01/30
5/26 at 100.00 AA 1,976,820
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 Aa1 2,581,950
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 AA+ 2,081,720
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,011,580
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 A3 575,589
16,980 Total Utilities 17,629,649
$ 183,482 Total Long-Term Investments (cost $193,980,062) 189,881,264
Other Assets Less Liabilities - 0.6% 1,236,592
Net Assets - 100% $ 191,117,856
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Assets
Long-term investments, at value
†
$ 343,392,249 $ 533,293,324 $ 103,550,001 $ 189,881,264
Receivable for interest 4,109,148 7,074,515 1,597,063 2,774,404
Receivable for investments sold 2,222,365 2,740,976 1,006,388 525,722
Receivable for shares sold 2,869,580 3,169,533 35,529 970,657
Other assets 33,838 34,281 18,300 10,922
Total assets 352,627,180 546,312,629 106,207,281 194,162,969
Liabilities
Cash overdraft 4,546,098 3,046,639 776,391 642,393
Payable for dividends 302,745 277,407 18,089 153,316
Payable for investments purchased - regular settlement – 2,330,284 – –
Payable for investments purchased - when-issued/delayed-delivery settlement – 1,583,682 – –
Payable for shares redeemed 3,203,209 2,867,862 137,898 2,053,396
Accrued expenses:
Management fees 149,361 219,767 36,874 84,739
Directors fees 26,323 25,697 1,374 4,253
12b-1 distribution and service fees 24,236 49,983 9,520 6,887
Other 137,293 208,931 71,469 100,129
Total liabilities 8,389,265 10,610,252 1,051,615 3,045,113
Net assets $ 344,237,915 $ 535,702,377 $ 105,155,666 $ 191,117,856
†
Long-term investments, cost $ 351,597,542 $ 557,434,240 $ 110,924,080 $ 193,980,062
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Class A Shares
Net Assets $ 92,039,774 $ 204,836,430 $ 47,884,371 $ 28,932,703
Shares outstanding 9,506,985 19,181,986 4,938,157 2,998,880
Net asset value ("NAV") per share $ 9.68 $ 10.68 $ 9.70 $ 9.65
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9.98 $ 11.15 $ 10.13 $ 9.95
Class C Shares
Net Assets $ 10,116,155 $ 20,455,674 $ 2,281,880 $ 2,664,660
Shares outstanding 1,051,543 1,917,294 235,707 277,760
NAV and offering price per share $ 9.62 $ 10.67 $ 9.68 $ 9.59
Class I Shares
Net Assets $ 242,081,986 $ 310,410,273 $ 54,989,415 $ 159,520,493
Shares outstanding 25,113,172 29,107,816 5,661,805 16,504,561
NAV and offering price per share $ 9.64 $ 10.66 $ 9.71 $ 9.67
Fund level net assets consist of:
Capital paid-in $ 366,081,018 $ 600,876,813 $ 119,488,561 $ 206,399,998
Total distributable earnings (loss) (21,843,103) (65,174,436) (14,332,895) (15,282,142)
Fund level net assets $ 344,237,915 $ 535,702,377 $ 105,155,666 $ 191,117,856
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Operations
Six Months Ended November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Investment Income
Interest $ 6,235,085 $ 10,803,634 $ 1,570,511 $ 3,172,525
Total Investment Income 6,235,085 10,803,634 1,570,511 3,172,525
Expenses
– – – –
Management fees 964,075 1,467,890 294,450 564,373
12b-1 service fees - Class A Shares 103,185 213,827 50,762 31,582
12b-1 distribution and service fees - Class C Shares 55,257 116,241 11,762 13,541
Shareholder servicing agent fees 54,969 113,777 19,811 30,958
Interest expense 2,179 9,046 577 2,317
Custodian expenses, net 33,365 50,537 12,396 21,059
Directors fees 6,583 10,314 1,975 3,748
Professional fees 29,445 38,817 23,491 26,570
Shareholder reporting expenses 12,824 19,420 9,805 8,669
Federal and state registration fees 10,642 12,608 18,984 9,029
Other 5,560 6,894 3,327 4,141
Total expenses before fee waiver/expense reimbursement 1,278,084 2,059,371 447,340 715,987
Fee waiver/expense reimbursement — — (37,118) —
Net expenses 1,278,084 2,059,371 410,222 715,987
Net investment income (loss) 4,957,001 8,744,263 1,160,289 2,456,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (4,292,877) (16,384,583) (2,565,160) (3,039,277)
Change in net unrealized appreciation (depreciation) of investments (3,799,013) (8,529,992) (1,767,681) (1,940,953)
Net realized and unrealized gain (loss) (8,091,890) (24,914,575) (4,332,841) (4,980,230)
Net increase (decrease) in net assets from operations $ (3,134,889) $ (16,170,312) $ (3,172,552) $ (2,523,692)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Minnesota Intermediate Minnesota
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 4,957,001 $ 9,248,303 $ 8,744,263 $ 15,607,600
Net realized gain (loss) from investments (4,292,877) (7,153,779) (16,384,583) (13,409,886)
Change in net unrealized appreciation (depreciation) of
investments (3,799,013) (27,817,251) (8,529,992) (55,058,920)
Net increase (decrease) in net assets from operations (3,134,889) (25,722,727) (16,170,312) (52,861,206)
Distributions to Shareholders
Dividends:
Class A Shares (1,259,260) (2,312,868) (2,911,902) (4,737,972)
Class C Shares (89,913) (123,294) (222,798) (302,321)
Class I Shares (3,386,941) (5,918,554) (5,143,988) (8,919,286)
Decrease in net assets from distributions to shareholders (4,736,114) (8,354,716) (8,278,688) (13,959,579)
Fund Share Transactions
Proceeds from sale of shares 112,178,254 105,170,534 118,363,745 205,453,383
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,828,127 4,782,090 6,550,040 10,981,624
115,006,381 109,952,624 124,913,785 216,435,007
Cost of shares redeemed (160,149,645) (137,183,259) (208,613,637) (238,901,086)
Net increase (decrease) in net assets from Fund share transactions (45,143,264) (27,230,635) (83,699,852) (22,466,079)
Net increase (decrease) in net assets (53,014,267) (61,308,078) (108,148,852) (89,286,864)
Net assets at the beginning of period 397,252,182 458,560,260 643,851,229 733,138,093
Net assets at the end of period $ 344,237,915 $ 397,252,182 $ 535,702,377 $ 643,851,229

See accompanying notes to financial statements.

Nebraska Oregon Intermediate
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 1,160,289 $ 2,239,971 $ 2,456,538 $ 5,165,706
Net realized gain (loss) from investments (2,565,160) (2,077,818) (3,039,277) (4,775,667)
Change in net unrealized appreciation (depreciation) of
investments (1,767,681) (11,926,159) (1,940,953) (19,723,196)
Net increase (decrease) in net assets from operations (3,172,552) (11,764,006) (2,523,692) (19,333,157)
Distributions to Shareholders
Dividends:
Class A Shares (451,625) (942,416) (309,437) (563,447)
Class C Shares (11,339) (20,835) (15,746) (28,340)
Class I Shares (595,713) (1,217,450) (1,921,875) (4,360,350)
Decrease in net assets from distributions to shareholders (1,058,677) (2,180,701) (2,247,058) (4,952,137)
Fund Share Transactions
Proceeds from sale of shares 7,262,744 27,213,356 44,650,499 83,758,861
Proceeds from shares issued to shareholders due to reinvestment of distributions 957,616 1,985,922 1,327,130 2,656,151
8,220,360 29,199,278 45,977,629 86,415,012
Cost of shares redeemed (21,432,049) (24,912,964) (76,830,928) (123,675,164)
Net increase (decrease) in net assets from Fund share transactions (13,211,689) 4,286,314 (30,853,299) (37,260,152)
Net increase (decrease) in net assets (17,442,918) (9,658,393) (35,624,049) (61,545,446)
Net assets at the beginning of period 122,598,584 132,256,977 226,741,905 288,287,351
Net assets at the end of period $ 105,155,666 $ 122,598,584 $ 191,117,856 $ 226,741,905

Financial Highlights

Minnesota Intermediate
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 9.86 $ 0.12 $ (0.18) $ (0.06) $ (0.12) $ — $ (0.12) $ 9.68
2022 10.65 0.20 (0.80) (0.60) (0.19) — (0.19) 9.86
2021 10.48 0.22 0.17 0.39 (0.22) — (0.22) 10.65
2020 10.49 0.26 0.01 0.27 (0.28) — (0.28) 10.48
2019 10.26 0.29 0.23 0.52 (0.29) — (0.29) 10.49
2018 10.46 0.29 (0.20) 0.09 (0.29) — (0.29) 10.26
Class
C
2023(e) 9.80 0.08 (0.18) (0.10) (0.08) — (0.08) 9.62
2022 10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
2021 10.41 0.13 0.17 0.30 (0.13) — (0.13) 10.58
2020 10.43 0.17 — 0.17 (0.19) — (0.19) 10.41
2019 10.19 0.20 0.24 0.44 (0.20) — (0.20) 10.43
2018 10.39 0.20 (0.19) 0.01 (0.21) — (0.21) 10.19
Class
I
2023(e) 9.82 0.13 (0.18) (0.05) (0.13) — (0.13) 9.64
2022 10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
2021 10.43 0.24 0.16 0.40 (0.23) — (0.23) 10.60
2020 10.44 0.28 0.01 0.29 (0.30) — (0.30) 10.43
2019 10.20 0.30 0.25 0.55 (0.31) — (0.31) 10.44
2018 10.40 0.31 (0.20) 0.11 (0.31) — (0.31) 10.20
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 0 .61 ) % $ 92,040 0 .80% (f) 0 .80% (f) 2 .56% (f) 7%
( 5 .75 ) 113,097 0 .80 0 .80 1 .96 28
3 .71 138,393 0 .79 0 .79 2 .05 6
2 .57 115,325 0 .80 0 .80 2 .43 12
5 .15 93,956 0 .81 0 .81 2 .79 20
0 .92 95,506 0 .81 0 .81 2 .78 21
( 1 .03 ) 10,116 1 .60 (f) 1 .60 (f) 1 .76 (f) 7
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
2 .91 13,672 1 .59 1 .59 1 .25 6
1 .67 13,064 1 .60 1 .60 1 .64 12
4 .42 12,274 1 .61 1 .61 1 .99 20
0 .10 14,453 1 .61 1 .61 1 .98 21
( 0 .52 ) 242,082 0 .60 (f) 0 .60 (f) 2 .75 (f) 7
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28
3 .90 306,289 0 .59 0 .59 2 .25 6
2 .76 273,269 0 .60 0 .60 2 .64 12
5 .47 251,853 0 .61 0 .61 2 .99 20
1 .09 257,288 0 .61 0 .61 2 .98 21

Financial Highlights
(continued)
Minnesota
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 11.08 $ 0.16 $ (0.41) $ (0.25) $ (0.15) $ — $ (0.15) $ 10.68
2022 12.11 0.24 (1.06) (0.82) (0.21) — (0.21) 11.08
2021 11.78 0.25 0.34 0.59 (0.26) — (0.26) 12.11
2020 11.84 0.32 (0.04) 0.28 (0.34) — (0.34) 11.78
2019 11.56 0.36 0.27 0.63 (0.35) — (0.35) 11.84
2018 11.74 0.36 (0.17) 0.19 (0.37) — (0.37) 11.56
Class
C
2023(e) 11.07 0.11 (0.41) (0.30) (0.10) — (0.10) 10.67
2022 12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
2021 11.77 0.15 0.34 0.49 (0.16) — (0.16) 12.10
2020 11.83 0.22 (0.03) 0.19 (0.25) — (0.25) 11.77
2019 11.55 0.27 0.27 0.54 (0.26) — (0.26) 11.83
2018 11.73 0.27 (0.17) 0.10 (0.28) — (0.28) 11.55
Class
I
2023(e) 11.07 0.17 (0.42) (0.25) (0.16) — (0.16) 10.66
2022 12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
2021 11.77 0.27 0.34 0.61 (0.28) — (0.28) 12.10
2020 11.83 0.34 (0.03) 0.31 (0.37) — (0.37) 11.77
2019 11.55 0.39 0.27 0.66 (0.38) — (0.38) 11.83
2018 11.73 0.39 (0.17) 0.22 (0.40) — (0.40) 11.55
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .27 ) % $ 204,836 0 .79% (f) 0 .79% (f) 2 .89% (f) 18%
( 6 .83 ) 225,930 0 .77 0 .77 2 .03 28
5 .02 277,598 0 .77 0 .77 2 .07 7
2 .40 236,237 0 .79 0 .79 2 .67 13
5 .61 193,379 0 .80 0 .80 3 .17 25
1 .65 165,020 0 .81 0 .81 3 .11 22
( 2 .67 ) 20,456 1 .59 (f) 1 .59 (f) 2 .09 (f) 18
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
4 .19 33,134 1 .57 1 .57 1 .28 7
1 .58 33,110 1 .59 1 .59 1 .88 13
4 .77 28,496 1 .60 1 .60 2 .36 25
0 .82 29,110 1 .61 1 .60 2 .30 22
( 2 .26 ) 310,410 0 .59 (f) 0 .59 (f) 3 .08 (f) 18
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28
5 .23 421,865 0 .57 0 .57 2 .27 7
2 .61 315,275 0 .59 0 .59 2 .87 13
5 .84 214,913 0 .60 0 .60 3 .36 25
1 .86 178,434 0 .61 0 .61 3 .31 22

Financial Highlights
(continued)
Nebraska
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 10.03 $ 0.10 $ (0.34) $ (0.24) $ (0.09) $ — $ (0.09) $ 9.70
2022 11.11 0.17 (1.09) (0.92) (0.16) — (0.16) 10.03
2021 10.98 0.20 0.13 0.33 (0.20) — (0.20) 11.11
2020 10.77 0.25 0.23 0.48 (0.27) — (0.27) 10.98
2019 10.55 0.28 0.23 0.51 (0.29) — (0.29) 10.77
2018 10.77 0.31 (0.21) 0.10 (0.32) — (0.32) 10.55
Class
C
2023(f) 10.01 0.06 (0.34) (0.28) (0.05) — (0.05) 9.68
2022 11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
2021 10.95 0.11 0.13 0.24 (0.11) — (0.11) 11.08
2020 10.75 0.16 0.22 0.38 (0.18) — (0.18) 10.95
2019 10.52 0.20 0.23 0.43 (0.20) — (0.20) 10.75
2018 10.74 0.22 (0.21) 0.01 (0.23) — (0.23) 10.52
Class
I
2023(f) 10.05 0.11 (0.35) (0.24) (0.10) — (0.10) 9.71
2022 11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
2021 11.00 0.22 0.13 0.35 (0.22) — (0.22) 11.13
2020 10.79 0.27 0.23 0.50 (0.29) — (0.29) 11.00
2019 10.56 0.30 0.24 0.54 (0.31) — (0.31) 10.79
2018 10.78 0.33 (0.21) 0.12 (0.34) — (0.34) 10.56
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended November 30, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
(2.42) % $ 47,884 0.88% (g) 0.88% (g) 0.82% (g) 0.82% (g) 1.97% (g) 10%
(8.34) 55,101 0.88 0.88 0.87 0.87 1.57 26
3.03 62,259 0.88 0.88 0.87 0.87 1.79 4
4.50 47,070 0.89 0.89 0.88 0.88 2.31 12
4.94 33,183 0.91 0.91 0.88 0.88 2.70 20
0.98 32,036 0.92 0.92 0.88 0.88 2.88 12
(2.82) 2,282 1.68 (g) 1.68 (g) 1.62 (g) 1.62 (g) 1.17 (g) 10
(9.03) 2,650 1.68 1.68 1.67 1.67 0.77 26
2.20 3,110 1.68 1.68 1.67 1.67 1.00 4
3.58 2,833 1.69 1.69 1.68 1.68 1.51 12
4.19 2,488 1.71 1.71 1.68 1.68 1.91 20
0.13 2,972 1.72 1.72 1.68 1.68 2.08 12
(2.40) 54,989 0.68 (g) 0.68 (g) 0.62 (g) 0.62 (g) 2.16 (g) 10
(8.12) 64,848 0.68 0.68 0.67 0.67 1.77 26
3.24 66,647 0.68 0.68 0.67 0.67 1.99 4
4.71 47,500 0.69 0.69 0.68 0.68 2.51 12
5.21 38,739 0.71 0.71 0.68 0.68 2.90 20
1.15 33,831 0.72 0.72 0.68 0.68 3.07 12

Financial Highlights
(continued)
Oregon Intermediate
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 9.83 $ 0.10 $ (0.18) $ (0.08) $ (0.10) $ — $ (0.10) $ 9.65
2022 10.70 0.17 (0.88) (0.71) (0.16) — (0.16) 9.83
2021 10.61 0.18 0.10 0.28 (0.19) — (0.19) 10.70
2020 10.40 0.21 0.21 0.42 (0.21) — (0.21) 10.61
2019 10.08 0.22 0.31 0.53 (0.21) — (0.21) 10.40
2018 10.32 0.22 (0.23) (0.01) (0.23) — (0.23) 10.08
Class
C
2023(e) 9.77 0.07 (0.19) (0.12) (0.06) — (0.06) 9.59
2022 10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
2021 10.55 0.10 0.10 0.20 (0.11) — (0.11) 10.64
2020 10.34 0.12 0.22 0.34 (0.13) — (0.13) 10.55
2019 10.02 0.14 0.31 0.45 (0.13) — (0.13) 10.34
2018 10.26 0.14 (0.24) (0.10) (0.14) — (0.14) 10.02
Class
I
2023(e) 9.85 0.11 (0.19) (0.08) (0.10) — (0.10) 9.67
2022 10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
2021 10.63 0.20 0.10 0.30 (0.21) — (0.21) 10.72
2020 10.42 0.23 0.21 0.44 (0.23) — (0.23) 10.63
2019 10.10 0.24 0.31 0.55 (0.23) — (0.23) 10.42
2018 10.33 0.24 (0.23) 0.01 (0.24) — (0.24) 10.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 0 .86 ) % $ 28,933 0 .83% (f) 0 .83% (f) 2 .15% (f) 11%
( 6 .69 ) 33,236 0 .81 0 .81 1 .65 21
2 .69 35,100 0 .80 0 .80 1 .69 4
4 .07 25,357 0 .81 0 .81 1 .97 13
5 .33 29,278 0 .82 0 .82 2 .16 18
( 0 .13 ) 37,684 0 .82 0 .82 2 .13 13
( 1 .27 ) 2,665 1 .63 (f) 1 .63 (f) 1 .35 (f) 11
( 7 .48 ) 2,905 1 .61 1 .61 0 .84 21
1 .88 4,473 1 .60 1 .60 0 .90 4
3 .27 4,285 1 .61 1 .61 1 .16 13
4 .49 3,262 1 .62 1 .62 1 .35 18
( 0 .96 ) 3,075 1 .62 1 .62 1 .33 13
( 0 .76 ) 159,520 0 .63 (f) 0 .63 (f) 2 .35 (f) 11
( 6 .46 ) 190,601 0 .61 0 .61 1 .84 21
2 .88 248,222 0 .60 0 .60 1 .90 4
4 .24 210,368 0 .61 0 .61 2 .16 13
5 .51 199,671 0 .62 0 .62 2 .35 18
0 .14 188,385 0 .62 0 .62 2 .33 13

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund (“Minnesota Intermediate”),
Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and Nuveen Oregon Intermediate
Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
The end of the reporting period for the Funds is November 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ 874
Minnesota
1,297
Nebraska
2,760
Oregon Intermediate
6,317

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy

Notes to Financial Statements
(Unaudited) (continued)
which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 343,392,249 $ – $ 343,392,249
Total $ – $ 343,392,249 $ – $ 343,392,249
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 533,293,324 $ – $ 533,293,324
Total $ – $ 533,293,324 $ – $ 533,293,324
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 103,550,001 $ – $ 103,550,001
Total $ – $ 103,550,001 $ – $ 103,550,001
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 189,881,264 $ – $ 189,881,264
Total $ – $ 189,881,264 $ – $ 189,881,264
* Refer to the Fund's Portfolio of Investments for industry classifications.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Notes to Financial Statements
(Unaudited) (continued)
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Purchases
Sales and
Maturities
Minnesota Intermediate
$ 34,018,991 $ 77,262,569
Minnesota
104,530,824 186,987,119
Nebraska
10,677,354 20,791,378
Oregon Intermediate
22,840,574 47,887,325

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
Minnesota Intermediate Shares Amount Shares Amount
Shares sold:
Class A 1,943,402 $18,747,360 2,098,157 $21,514,405
Class A - automatic conversion of Class C Shares 438 4,102 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 19,402 206,830
Class C 184,337 1,768,623 163,643 1,692,805
Class I 9,528,452 91,658,169 8,070,020 81,756,494
Shares issued to shareholders due to reinvestment of distributions:
Class A 122,004 1,173,621 212,995 2,211,736
Class C 9,092 86,906 11,693 120,491
Class I 163,595 1,567,600 237,353 2,449,863
11,951,320 115,006,381 10,813,263 109,952,624
Shares redeemed:
Class A (4,028,947) (38,738,671) (3,855,060) (39,384,630)
Class C (327,562) (3,116,491) (281,272) (2,925,134)
Class C - automatic conversion to Class A Shares (441) (4,102) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (19,457) (206,830)
Class I (12,338,555) (118,290,381) (9,437,665) (94,666,665)
(16,695,505) (160,149,645) (13,593,454) (137,183,259)
Net increase (decrease) (4,744,185) $(45,143,264) (2,780,191) $(27,230,635)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Minnesota Shares Amount Shares Amount
Shares sold:
Class A 2,956,213 $31,528,338 3,253,168 $38,085,501
Class A - automatic conversion of Class C Shares 4,114 43,157 331 3,864
Class A - automatic conversion of Class C1 Shares
(1)
— — 11,868 143,298
Class A - automatic conversion of Class C2 Shares
(2)
— — 32,754 397,963
Class C 136,884 1,465,404 219,688 2,614,473
Class I 7,975,221 85,326,846 13,903,653 164,208,284
Shares issued to shareholders due to reinvestment of distributions:
Class A 263,933 2,806,754 387,409 4,561,792
Class C 20,364 216,247 24,717 290,308
Class I 332,213 3,527,039 521,212 6,129,524
11,688,942 124,913,785 18,354,800 216,435,007
Shares redeemed:
Class A (4,434,467) (47,179,429) (6,208,766) (71,973,244)
Class C (571,024) (6,073,932) (646,811) (7,622,392)
Class C - automatic conversion to Class A Shares (4,118) (43,157) (331) (3,864)
Class C1 - automatic conversion to Class A Shares
(1)
— — (11,862) (143,298)
Class C2 - automatic conversion to Class A Shares
(2)
— — (32,754) (397,963)
Class I (14,632,751) (155,317,119) (13,860,070) (158,760,325)
(19,642,360) (208,613,637) (20,760,594) (238,901,086)
Net increase (decrease) (7,953,418) $(83,699,852) (2,405,794) $(22,466,079)
(1) Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Six Months Ended
11/30/22
Year Ended
5/31/22
Nebraska Shares Amount Shares Amount
Shares sold:
Class A 130,021 $1,257,842 853,719 $9,304,647
Class A - automatic conversion of Class C Shares 399 3,953 304 3,130
Class A - automatic conversion of Class C2 Shares
(1)
— — 21,758 241,951
Class C 3,573 34,328 39,259 430,370
Class I 616,899 5,966,621 1,582,451 17,233,258
Shares issued to shareholders due to reinvestment of distributions:
Class A 45,742 439,358 85,246 919,173
Class C 1,184 11,339 1,933 20,833
Class I 52,660 506,919 96,925 1,045,916
850,478 8,220,360 2,681,595 29,199,278
Shares redeemed:
Class A (730,615) (7,032,353) (1,074,219) (11,265,631)
Class C (33,221) (325,922) (56,861) (604,221)
Class C - automatic conversion to Class A Shares (400) (3,953) (305) (3,130)
Class C2 - automatic conversion to Class A Shares
(1)
— — (21,739) (241,951)
Class I (1,461,270) (14,069,821) (1,215,759) (12,798,031)
(2,225,506) (21,432,049) (2,368,883) (24,912,964)
Net increase (decrease) (1,375,028) $(13,211,689) 312,712 $4,286,314
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Oregon Intermediate Shares Amount Shares Amount
Shares sold:
Class A 148,651 $1,428,446 771,757 $8,036,855
Class A - automatic conversion of Class C Shares — — 5,608 60,003
Class A - automatic conversion of Class C2 Shares
(1)
— — 45,989 492,547
Class C 22,777 213,586 12,897 134,551
Class I 4,466,358 43,008,467 7,233,528 75,034,905
Shares issued to shareholders due to reinvestment of distributions:
Class A 28,315 272,006 47,879 498,023
Class C 1,587 15,149 2,609 27,035
Class I 108,053 1,039,975 204,343 2,131,093
4,775,741 45,977,629 8,324,610 86,415,012
Shares redeemed:
Class A (559,228) (5,329,464) (770,876) (7,931,226)
Class C (43,789) (417,683) (133,139) (1,374,042)
Class C - automatic conversion to Class A Shares — — (5,639) (60,003)
Class C2 - automatic conversion to Class A Shares
(1)
— — (46,032) (492,547)
Class I (7,426,481) (71,083,781) (11,235,393) (113,817,346)
(8,029,498) (76,830,928) (12,191,079) (123,675,164)
Net increase (decrease) (3,253,757) $(30,853,299) (3,866,469) $(37,260,152)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 351,563,132 $ 1,696,923 $ (9,867,806) $ (8,170,883)
Minnesota
557,492,008 3,316,466 (27,515,150) (24,198,684)
Nebraska
110,922,627 493,071 (7,865,697) (7,372,626)
Oregon Intermediate
193,975,181 1,074,703 (5,168,620) (4,093,917)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 1,034,644 $ 4,967 $ — $ (4,381,021) $ (9,868,415) $ — $ (762,275) $ (13,972,100)
Minnesota
1,857,882 — — (15,683,888) (25,606,918) — (1,292,512) (40,725,436)
Nebraska
53,532 — — (5,605,859) (4,378,199) — (171,140) (10,101,666)
Oregon
Intermediate
339,276 3,508 — (2,154,703) (8,346,003) — (353,470) (10,511,392)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
Fund
Short-Term Long-Term Total
Minnesota Intermediate
$ 7,465,145 $ 2,403,270 $ 9,868,415
Minnesota
16,520,045 9,086,873 25,606,918
Nebraska
2,434,237 1,943,962 4,378,199
Oregon Intermediate
5,558,178 2,787,825 8,346,003

Notes to Financial Statements
(Unaudited) (continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Minnesota Intermediate
0 .1832%
Minnesota
0 .1695%
Nebraska
0 .1729%
Oregon Intermediate
0 .1876%
Fund Expense Cap
Expense Cap
Expiration Date
Nebraska 0.65% July 31, 2024

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incurred a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Minnesota Intermediate
$ 8,205,985 $ 7,832,911 $ (739,860)
Minnesota
17,775,167 18,402,977 (2,037,629)
Nebraska
— — —
Oregon Intermediate
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Minnesota Intermediate
$ 25,964 $ 25,505
Minnesota
111,688 108,293
Nebraska
2,229 2,045
Oregon Intermediate
992 850
Fund
Commission
Advances
Minnesota Intermediate
$ 31,118
Minnesota
96,319
Nebraska
876
Oregon Intermediate
1,100
Fund
12b-1 Fees
Retained
Minnesota Intermediate
$ 930
Minnesota
12,327
Nebraska
—
Oregon Intermediate
—

Notes to Financial Statements
(Unaudited) (continued)
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
Minnesota Intermediate
$ 1,139
Minnesota
16,704
Nebraska
3,447
Oregon Intermediate
592
Fund
Maximum
Outstanding
Balance
Minnesota Intermediate
$ —
Minnesota
10,200,000
Nebraska
—
Oregon Intermediate
1,800,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Minnesota Intermediate
— $ — — %
Minnesota
12 4,225,000 4.78
Nebraska
— — —
Oregon Intermediate
7 1,800,000 4.28

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Minnesota Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized
total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification.
Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds
Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Users in the Report
(Unaudited) (continued)

S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index:
An index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Nebraska Index:
An index designed to measure the performance of the tax-exempt Nebraska municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FTFI-1122D 2655335-INV-B-01/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 3, 2023